Variable Interest Entities (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) MW	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Variable Interest Entities (Textuals)
Securitization Bonds	$ 1,025.1	$ 1,111.4
Securitized Assets	858.1	920.6
Redeemable Noncontrolling Interest	65.7	69.4
Equity Method Investments	1,356.6	846.2
Equity Method Investment Income	$ 72.1	73.1	$ 82.4
Trent and Desert Sky Wind Farms [Member]
Variable Interest Entities (Textuals)
Non-Affiliate Interest	20.10%
AEP Ownership in LLCs	79.90%
Desert Sky and Trent PPA Period	12 years
Redeemable Noncontrolling Interest	$ 66.0	69.0
Trent and Desert Sky Wind Farms [Member] | Current Assets [Member]
ASSETS
Assets	7.8	6.8
Trent and Desert Sky Wind Farms [Member] | Net Property Plant And Equipment [Member]
ASSETS
Assets	330.6	348.5
Trent and Desert Sky Wind Farms [Member] | Net Property Plant And Equipment [Member] | Non-Affiliate Contribution [Member]
ASSETS
Assets	84.0
Trent and Desert Sky Wind Farms [Member] | Other Noncurrent Assets [Member]
ASSETS
Assets	10.1	0.0
Trent and Desert Sky Wind Farms [Member] | Total Assets [Member]
ASSETS
Assets	348.5	355.3
Trent and Desert Sky Wind Farms [Member] | Current Liabilities [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	5.5	8.7
Trent and Desert Sky Wind Farms [Member] | Noncurrent Liabilities [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	15.8	6.2
Trent and Desert Sky Wind Farms [Member] | Equity [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	327.2	340.4
Trent and Desert Sky Wind Farms [Member] | Total Liabilities And Equity [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	348.5	355.3
Apple Blossom and Black Oak [Member]
Variable Interest Entities (Textuals)
Noncontrolling Interest in Variable Interest Entity	128.0
HLBV Income for Noncontrolling Interests	6.0
Apple Blossom and Black Oak [Member] | Current Assets [Member]
ASSETS
Assets	10.1
Apple Blossom and Black Oak [Member] | Net Property Plant And Equipment [Member]
ASSETS
Assets	231.4
Apple Blossom and Black Oak [Member] | Other Noncurrent Assets [Member]
ASSETS
Assets	13.1
Apple Blossom and Black Oak [Member] | Total Assets [Member]
ASSETS
Assets	254.6
Apple Blossom and Black Oak [Member] | Current Liabilities [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	5.4
Apple Blossom and Black Oak [Member] | Noncurrent Liabilities [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	4.7
Apple Blossom and Black Oak [Member] | Equity [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	244.5
Apple Blossom and Black Oak [Member] | Total Liabilities And Equity [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	254.6
Santa Rita East [Member]
Variable Interest Entities (Textuals)
Noncontrolling Interest in Variable Interest Entity	$ 118.0
Percentage of an Asset Acquired	75.00%
Production Tax Credits	$ 10.0
Santa Rita East [Member] | Total Generation MWs [Member]
Variable Interest Entities (Textuals)
WindGenerationMWs | MW	302
Santa Rita East [Member] | Long-term PPA MWs [Member]
Variable Interest Entities (Textuals)
WindGenerationMWs | MW	260
Santa Rita East [Member] | Sold at Wholesale MWs [Member]
Variable Interest Entities (Textuals)
WindGenerationMWs | MW	42
Santa Rita East [Member] | Current Assets [Member]
ASSETS
Assets	$ 17.7
Santa Rita East [Member] | Net Property Plant And Equipment [Member]
ASSETS
Assets	465.2
Santa Rita East [Member] | Other Noncurrent Assets [Member]
ASSETS
Assets	0.3
Santa Rita East [Member] | Total Assets [Member]
ASSETS
Assets	483.2
Santa Rita East [Member] | Current Liabilities [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	3.9
Santa Rita East [Member] | Noncurrent Liabilities [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	7.5
Santa Rita East [Member] | Equity [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	471.8
Santa Rita East [Member] | Total Liabilities And Equity [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	483.2
Protected Cell Of Energy Insurance Services, Inc. [Member]
Variable Interest Entities (Textuals)
Insurance Premium Expense to Protected Cell	34.0	34.0	29.0
Protected Cell Of Energy Insurance Services, Inc. [Member] | Current Assets [Member]
ASSETS
Assets	194.6	177.8
Protected Cell Of Energy Insurance Services, Inc. [Member] | Net Property Plant And Equipment [Member]
ASSETS
Assets	0.0	0.0
Protected Cell Of Energy Insurance Services, Inc. [Member] | Other Noncurrent Assets [Member]
ASSETS
Assets	0.0	0.1
Protected Cell Of Energy Insurance Services, Inc. [Member] | Total Assets [Member]
ASSETS
Assets	194.6	177.9
Protected Cell Of Energy Insurance Services, Inc. [Member] | Current Liabilities [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	40.7	38.6
Protected Cell Of Energy Insurance Services, Inc. [Member] | Noncurrent Liabilities [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	78.0	85.3
Protected Cell Of Energy Insurance Services, Inc. [Member] | Equity [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	75.9	54.0
Protected Cell Of Energy Insurance Services, Inc. [Member] | Total Liabilities And Equity [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	$ 194.6	177.9
Transource Energy [Member]
Variable Interest Entities (Textuals)
Debt-to-Total Capitalization Maximum	67.50%
Proceeds from Partnership Contribution	$ 0.0	4.0	5.0
Transource Energy [Member] | Current Assets [Member]
ASSETS
Assets	25.8	25.7
Transource Energy [Member] | Net Property Plant And Equipment [Member]
ASSETS
Assets	424.1	380.3
Transource Energy [Member] | Other Noncurrent Assets [Member]
ASSETS
Assets	3.2	1.9
Transource Energy [Member] | Total Assets [Member]
ASSETS
Assets	453.1	407.9
Transource Energy [Member] | Current Liabilities [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	192.4	19.9
Transource Energy [Member] | Noncurrent Liabilities [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	4.8	160.3
Transource Energy [Member] | Equity [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	255.9	227.7
Transource Energy [Member] | Total Liabilities And Equity [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	$ 453.1	407.9
AEP Credit, Inc. [Member]
Variable Interest Entities (Textuals)
Minimum Percentage of Equity AEP Provides	5.00%
Percentage Of Short Term Borrowing Needs In Excess Of Third Party Financings	20.00%
AEP Credit, Inc. [Member] | Current Assets [Member]
ASSETS
Assets	$ 842.8	974.2
AEP Credit, Inc. [Member] | Net Property Plant And Equipment [Member]
ASSETS
Assets	0.0	0.0
AEP Credit, Inc. [Member] | Other Noncurrent Assets [Member]
ASSETS
Assets	7.1	6.3
AEP Credit, Inc. [Member] | Total Assets [Member]
ASSETS
Assets	849.9	980.5
AEP Credit, Inc. [Member] | Current Liabilities [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	805.2	923.5
AEP Credit, Inc. [Member] | Noncurrent Liabilities [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	0.9	0.8
AEP Credit, Inc. [Member] | Equity [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	43.8	56.2
AEP Credit, Inc. [Member] | Total Liabilities And Equity [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	$ 849.9	980.5
PATH West Virginia Transmission Co, LLC [Member]
Variable Interest Entities (Textuals)
Percentage of Ownership of Allegheny Series by a Nonaffiliated Company	100.00%
Percentage of Debt in PATH's Stipulation Agreement	50.00%
Percentage of Equity Capital Structure in PATH's Stipulation Agreement	50.00%
Percentage of Cost of Long Term Debt for PATH's Stipulation Agreement	4.70%
Percentage of PATH WV's Lowered Authorized ROE	8.11%
Percentage of PATH WV's Previously Authorized ROE	10.40%
PATH-WV Refund	$ 11.0
Accumulated Provisions For Rate Refunds	1.0
PATH West Virginia Transmission Co, LLC [Member] | Capital Contribution From Parent [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures
As Reported on the Balance Sheet	18.8	18.8
Maximum Exposure	18.8	18.8
PATH West Virginia Transmission Co, LLC [Member] | Retained Earnings [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures
As Reported on the Balance Sheet	(1.7)	(1.4)
Maximum Exposure	(1.7)	(1.4)
PATH West Virginia Transmission Co, LLC [Member] | Total Investment [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures
As Reported on the Balance Sheet	17.1	17.4
Maximum Exposure	$ 17.1	17.4
Ohio Valley Electric Corporation [Member]
Variable Interest Entities (Textuals)
AEP's Ownership In OVEC	43.47%
Approximate OVEC Generating Capacity (MWs) | MW	2,400
Intercompany Power Agreement End Date	2040
Outstanding Indebtedness	$ 1,400.0	1,400.0
Ohio Valley Electric Corporation [Member] | Capital Contribution From Parent [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures
As Reported on the Balance Sheet	4.4	4.4
Maximum Exposure	4.4	4.4
Ohio Valley Electric Corporation [Member] | AEP's Ratio of OVEC Debt [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures
As Reported on the Balance Sheet	0.0	0.0
Maximum Exposure	588.9	604.1
Ohio Valley Electric Corporation [Member] | Total Investment [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures
As Reported on the Balance Sheet	4.4	4.4
Maximum Exposure	593.3	608.5
Dolet Hills Lignite Co, LLC [Member]
Variable Interest Entities (Textuals)
Equity Method Investment Income	$ 3.0	2.7	0.0
Parent Company [Member] | Ohio Valley Electric Corporation [Member]
Variable Interest Entities (Textuals)
AEP's Ownership In OVEC	39.17%
Great Plains Energy Inc. [Member] | Transource Energy [Member]
Variable Interest Entities (Textuals)
Equity and Voting Ownership Percentage	13.50%
Cleco Power, LLC [Member]
Variable Interest Entities (Textuals)
Percentage of VIE Sales of Lignite Produced	50.00%
AEP Transmission Co [Member] | Billings from AEP Service Corporation [Member]
Variable Interest Entities (Textuals)
Billings from VIE	$ 242.3	220.4	188.9
AEP Transmission Co [Member] | Carrying Amount in AEP Service Corporation's Accounts Payable [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures
As Reported on the Balance Sheet	33.4	24.6
Maximum Exposure	33.4	24.6
Appalachian Power Co [Member]
Variable Interest Entities (Textuals)
Securitization Bonds	248.3	272.3
Securitized Assets	234.7	258.7
Amount Of Power Purchased From OVEC	104.5	100.4	101.0
Appalachian Power Co [Member] | Billings from AEP Service Corporation [Member]
Variable Interest Entities (Textuals)
Billings from VIE	308.3	295.6	268.8
Appalachian Power Co [Member] | Carrying Amount in AEP Service Corporation's Accounts Payable [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures
As Reported on the Balance Sheet	44.1	32.2
Maximum Exposure	44.1	32.2
Appalachian Power Co [Member] | Appalachian Consumer Rate Relief Funding [Member]
Variable Interest Entities (Textuals)
Securitization Bonds	223.0	272.0
Securitized Assets	235.0	259.0
Appalachian Power Co [Member] | Appalachian Consumer Rate Relief Funding [Member] | Current Assets [Member]
ASSETS
Assets	21.5	24.8
Appalachian Power Co [Member] | Appalachian Consumer Rate Relief Funding [Member] | Net Property Plant And Equipment [Member]
ASSETS
Assets	0.0	0.0
Appalachian Power Co [Member] | Appalachian Consumer Rate Relief Funding [Member] | Other Noncurrent Assets [Member]
ASSETS
Assets	237.5	261.8
Variable Interest Entities (Textuals)
Intercompany Item Eliminated in Consolidation	3.0	3.0
Appalachian Power Co [Member] | Appalachian Consumer Rate Relief Funding [Member] | Total Assets [Member]
ASSETS
Assets	259.0	286.6
Appalachian Power Co [Member] | Appalachian Consumer Rate Relief Funding [Member] | Current Liabilities [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	28.3	28.0
Appalachian Power Co [Member] | Appalachian Consumer Rate Relief Funding [Member] | Noncurrent Liabilities [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	228.8	256.7
Appalachian Power Co [Member] | Appalachian Consumer Rate Relief Funding [Member] | Equity [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	1.9	1.9
Appalachian Power Co [Member] | Appalachian Consumer Rate Relief Funding [Member] | Total Liabilities And Equity [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	$ 259.0	286.6
Appalachian Power Co [Member] | Ohio Valley Electric Corporation [Member]
Variable Interest Entities (Textuals)
Power Participation Ratio	15.69%
Outstanding Indebtedness	$ 213.0	218.0
Indiana Michigan Power Co [Member]
Variable Interest Entities (Textuals)
Amount Of Power Purchased From OVEC	$ 52.3	50.2	50.5
Indiana Michigan Power Co [Member] | Rockport Generating Plant (Unit No. 1) [Member]
Variable Interest Entities (Textuals)
Jointly Owned Utility Plant, Proportionate Ownership Share	50.00%
Indiana Michigan Power Co [Member] | DCC Fuel [Member]
Variable Interest Entities (Textuals)
Payments Made by I&M to DCC Fuel	$ 95.0	113.0	136.0
Indiana Michigan Power Co [Member] | DCC Fuel [Member] | Current Assets [Member]
ASSETS
Assets	86.5	77.6
Indiana Michigan Power Co [Member] | DCC Fuel [Member] | Net Property Plant And Equipment [Member]
ASSETS
Assets	156.8	122.3
Indiana Michigan Power Co [Member] | DCC Fuel [Member] | Other Noncurrent Assets [Member]
ASSETS
Assets	82.5	58.4
Indiana Michigan Power Co [Member] | DCC Fuel [Member] | Total Assets [Member]
ASSETS
Assets	325.8	258.3
Indiana Michigan Power Co [Member] | DCC Fuel [Member] | Current Liabilities [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	86.4	77.1
Indiana Michigan Power Co [Member] | DCC Fuel [Member] | Noncurrent Liabilities [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	239.4	181.2
Indiana Michigan Power Co [Member] | DCC Fuel [Member] | Equity [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	0.0	0.0
Indiana Michigan Power Co [Member] | DCC Fuel [Member] | Total Liabilities And Equity [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	325.8	258.3
Indiana Michigan Power Co [Member] | Billings from AEP Service Corporation [Member]
Variable Interest Entities (Textuals)
Billings from VIE	184.8	173.5	176.0
Indiana Michigan Power Co [Member] | Billings from AEP Generating Company [Member]
Variable Interest Entities (Textuals)
Billings from VIE	215.0	238.0	224.0
Indiana Michigan Power Co [Member] | Carrying Amount in AEP Service Corporation's Accounts Payable [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures
As Reported on the Balance Sheet	28.6	23.8
Maximum Exposure	28.6	23.8
Indiana Michigan Power Co [Member] | Carrying Amount in AEP Generating Company's Accounts Payable [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures
As Reported on the Balance Sheet	$ 10.0	20.0
Indiana Michigan Power Co [Member] | Ohio Valley Electric Corporation [Member]
Variable Interest Entities (Textuals)
Power Participation Ratio	7.85%
Outstanding Indebtedness	$ 106.0	109.0
Ohio Power Co [Member]
Variable Interest Entities (Textuals)
Securitization Bonds	0.0	47.8
Securitized Assets	0.0	12.9
Amount Of Power Purchased From OVEC	132.7	127.5	128.2
Ohio Power Co [Member] | Billings from AEP Service Corporation [Member]
Variable Interest Entities (Textuals)
Billings from VIE	230.4	214.9	195.7
Ohio Power Co [Member] | Carrying Amount in AEP Service Corporation's Accounts Payable [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures
As Reported on the Balance Sheet	33.2	23.9
Maximum Exposure	33.2	23.9
Ohio Power Co [Member] | Ohio Phase-In-Recovery Funding [Member]
Variable Interest Entities (Textuals)
Securitization Bonds	0.0	48.0
Securitized Assets	0.0	13.0
Ohio Power Co [Member] | Ohio Phase-In-Recovery Funding [Member] | Current Assets [Member]
ASSETS
Assets	0.0	29.5
Ohio Power Co [Member] | Ohio Phase-In-Recovery Funding [Member] | Net Property Plant And Equipment [Member]
ASSETS
Assets	0.0	0.0
Ohio Power Co [Member] | Ohio Phase-In-Recovery Funding [Member] | Other Noncurrent Assets [Member]
ASSETS
Assets	0.0	24.2
Variable Interest Entities (Textuals)
Intercompany Item Eliminated in Consolidation		11.0
Ohio Power Co [Member] | Ohio Phase-In-Recovery Funding [Member] | Total Assets [Member]
ASSETS
Assets	0.0	53.7
Ohio Power Co [Member] | Ohio Phase-In-Recovery Funding [Member] | Current Liabilities [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	0.0	48.5
Ohio Power Co [Member] | Ohio Phase-In-Recovery Funding [Member] | Noncurrent Liabilities [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	0.0	3.9
Ohio Power Co [Member] | Ohio Phase-In-Recovery Funding [Member] | Equity [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	0.0	1.3
Ohio Power Co [Member] | Ohio Phase-In-Recovery Funding [Member] | Total Liabilities And Equity [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	$ 0.0	53.7
Ohio Power Co [Member] | Ohio Valley Electric Corporation [Member]
Variable Interest Entities (Textuals)
AEP's Ownership In OVEC	4.30%
Power Participation Ratio	19.93%
Outstanding Indebtedness	$ 270.0	277.0
Public Service Co Of Oklahoma [Member] | Billings from AEP Service Corporation [Member]
Variable Interest Entities (Textuals)
Billings from VIE	125.7	121.5	114.7
Public Service Co Of Oklahoma [Member] | Carrying Amount in AEP Service Corporation's Accounts Payable [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures
As Reported on the Balance Sheet	18.1	13.2
Maximum Exposure	18.1	13.2
Southwestern Electric Power Co [Member]
Variable Interest Entities (Textuals)
Equity Method Investment Income	3.0	2.7	(3.8)
Southwestern Electric Power Co [Member] | Sabine Mining Co [Member]
Estimated Final Cost Mine Reclamation	107.0
Amount Collected Through Rider For Final Mine Closure And Reclamation Costs	78.0
Amount Collected, Rider Mine Close ARO Noncurrent	5.0
Amount Collected, Rider Mine Close Other Assets Noncurrent	83.0
Variable Interest Entities (Textuals)
Billings from VIE	110.0	152.0	137.0
Guarantees Of Mine Reclamation Amount	155.0
Southwestern Electric Power Co [Member] | Sabine Mining Co [Member] | Current Assets [Member]
ASSETS
Assets	80.0	70.0
Southwestern Electric Power Co [Member] | Sabine Mining Co [Member] | Net Property Plant And Equipment [Member]
ASSETS
Assets	111.6	106.9
Southwestern Electric Power Co [Member] | Sabine Mining Co [Member] | Other Noncurrent Assets [Member]
ASSETS
Assets	93.2	98.5
Southwestern Electric Power Co [Member] | Sabine Mining Co [Member] | Total Assets [Member]
ASSETS
Assets	284.8	275.4
Southwestern Electric Power Co [Member] | Sabine Mining Co [Member] | Current Liabilities [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	50.6	31.1
Southwestern Electric Power Co [Member] | Sabine Mining Co [Member] | Noncurrent Liabilities [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	233.6	244.0
Southwestern Electric Power Co [Member] | Sabine Mining Co [Member] | Equity [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	0.6	0.3
Southwestern Electric Power Co [Member] | Sabine Mining Co [Member] | Total Liabilities And Equity [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	284.8	275.4
Southwestern Electric Power Co [Member] | Billings from AEP Service Corporation [Member]
Variable Interest Entities (Textuals)
Billings from VIE	169.5	164.4	150.7
Southwestern Electric Power Co [Member] | Carrying Amount in AEP Service Corporation's Accounts Payable [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures
As Reported on the Balance Sheet	23.4	18.4
Maximum Exposure	23.4	18.4
Southwestern Electric Power Co [Member] | Dolet Hills Lignite Co, LLC [Member]
Variable Interest Entities (Textuals)
Billings from VIE	$ 55.0	58.0	61.0
Percentage of VIE Sales of Lignite Produced	50.00%
Percentage of DHLCs Debt Guaranteed by Each SWEPCo and CLECO	50.00%
Percentage of Management Fee Received by SWEPCo from DHLC	100.00%
Equity Method Investment Income	$ 3.0	2.7	0.0
Southwestern Electric Power Co [Member] | Dolet Hills Lignite Co, LLC [Member] | Capital Contribution From Parent [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures
As Reported on the Balance Sheet	7.6	7.6
Maximum Exposure	7.6	7.6
Southwestern Electric Power Co [Member] | Dolet Hills Lignite Co, LLC [Member] | Retained Earnings [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures
As Reported on the Balance Sheet	17.5	14.5
Maximum Exposure	17.5	14.5
Southwestern Electric Power Co [Member] | Dolet Hills Lignite Co, LLC [Member] | SWEPCo's Share of Obligations [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures
As Reported on the Balance Sheet	0.0	0.0
Maximum Exposure	130.0	167.6
Southwestern Electric Power Co [Member] | Dolet Hills Lignite Co, LLC [Member] | Total Investment [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures
As Reported on the Balance Sheet	25.1	22.1
Maximum Exposure	$ 155.1	189.7
AEP Generating Co [Member] | Rockport Generating Plant (Unit No. 1) [Member]
Variable Interest Entities (Textuals)
Jointly Owned Utility Plant, Proportionate Ownership Share	50.00%
AEP Generating Co [Member] | Rockport Generating Plant (Unit No. 2) [Member]
Variable Interest Entities (Textuals)
Percentage Interest in Lease	50.00%
Transource Energy [Member]
Variable Interest Entities (Textuals)
Equity and Voting Ownership Percentage	86.50%
AEP Texas Inc. [Member]
Variable Interest Entities (Textuals)
Securitization Bonds	$ 776.8	791.2
Securitized Assets	$ 623.4	649.1
Jointly Owned Utility Plant, Proportionate Ownership Share	54.69%
AEP Texas Inc. [Member] | AEP Texas Central Transition Funding Co [Member]
Variable Interest Entities (Textuals)
Securitization Bonds	$ 541.0	791.0
Securitized Assets	389.0	637.0
AEP Texas Inc. [Member] | AEP Texas Central Transition Funding Co [Member] | Current Assets [Member]
ASSETS
Assets	187.0	192.8
AEP Texas Inc. [Member] | AEP Texas Central Transition Funding Co [Member] | Net Property Plant And Equipment [Member]
ASSETS
Assets	0.0	0.0
AEP Texas Inc. [Member] | AEP Texas Central Transition Funding Co [Member] | Other Noncurrent Assets [Member]
ASSETS
Assets	428.1	683.5
Variable Interest Entities (Textuals)
Intercompany Item Eliminated in Consolidation	39.0	47.0
AEP Texas Inc. [Member] | AEP Texas Central Transition Funding Co [Member] | Total Assets [Member]
ASSETS
Assets	615.1	876.3
AEP Texas Inc. [Member] | AEP Texas Central Transition Funding Co [Member] | Current Liabilities [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	280.2	271.9
AEP Texas Inc. [Member] | AEP Texas Central Transition Funding Co [Member] | Noncurrent Liabilities [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	316.3	586.1
AEP Texas Inc. [Member] | AEP Texas Central Transition Funding Co [Member] | Equity [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	18.6	18.3
AEP Texas Inc. [Member] | AEP Texas Central Transition Funding Co [Member] | Total Liabilities And Equity [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	615.1	876.3
AEP Texas Inc. [Member] | Restoration Funding [Member]
Variable Interest Entities (Textuals)
Securitization Bonds	235.0
Securitized Assets	232.0
AEP Texas Inc. [Member] | Restoration Funding [Member] | Current Assets [Member]
ASSETS
Assets	9.4
AEP Texas Inc. [Member] | Restoration Funding [Member] | Net Property Plant And Equipment [Member]
ASSETS
Assets	0.0
AEP Texas Inc. [Member] | Restoration Funding [Member] | Other Noncurrent Assets [Member]
ASSETS
Assets	234.4
Variable Interest Entities (Textuals)
Intercompany Item Eliminated in Consolidation	1.0
AEP Texas Inc. [Member] | Restoration Funding [Member] | Total Assets [Member]
ASSETS
Assets	243.8
AEP Texas Inc. [Member] | Restoration Funding [Member] | Current Liabilities [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	16.3
AEP Texas Inc. [Member] | Restoration Funding [Member] | Noncurrent Liabilities [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	226.3
AEP Texas Inc. [Member] | Restoration Funding [Member] | Equity [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	1.2
AEP Texas Inc. [Member] | Restoration Funding [Member] | Total Liabilities And Equity [Member]
LIABILITIES AND EQUITY
Liabilities and Equity	243.8
AEP Texas Inc. [Member] | Billings from AEP Service Corporation [Member]
Variable Interest Entities (Textuals)
Billings from VIE	206.6	184.3	152.6
AEP Texas Inc. [Member] | Carrying Amount in AEP Service Corporation's Accounts Payable [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures
As Reported on the Balance Sheet	32.4	22.3
Maximum Exposure	$ 32.4	22.3
JV Wind Farms [Member]
Variable Interest Entities (Textuals)
Equity Method Investment, Ownership Percentage	50.00%
Production Tax Credits	$ 27.0
Equity Method Investments	394.0
Historical Investment Balance	420.0
Historical Investment Basis Difference	(18.0)
Equity Method Investment Income	$ 4.0
Berkshire Hathaway [Member]
Variable Interest Entities (Textuals)
Equity Method Investment, Ownership Percentage	50.00%
AEP Transmission Holdco [Member]
Variable Interest Entities (Textuals)
Equity Method Investment, Ownership Percentage	49.50%
AEP Transmission Partner [Member]
Variable Interest Entities (Textuals)
Equity Method Investment, Ownership Percentage	0.50%
BP Wind Energy [Member]
Variable Interest Entities (Textuals)
Equity Method Investment, Ownership Percentage	50.00%
ETT [Member]
Variable Interest Entities (Textuals)
Equity Method Investment, Ownership Percentage	50.00%
Equity Method Investments	$ 695.0	666.0
Equity Method Investment Income	$ 66.0	$ 62.0	$ 82.0